Turnover (Tables)	12 Months Ended
Jun. 30, 2025
Turnover
Schedule of revenue by major product line

	2025	2024	2023
for the period ended	Rm	Rm	Rm
Revenue by major product line
Southern Africa business
Energy	105 522	124 824	128 850
Coal¹	3 640	3 874	6 386
Liquid fuels²	93 579	113 037	115 311
Gas (methane rich and natural gas) and condensate³	8 303	7 913	7 153
Chemicals Africa	60 715	63 829	67 772
Base chemicals	43 247	45 138	49 705
Differentiated chemicals	17 468	18 691	18 067
International Chemicals business
Chemicals America	37 840	41 424	44 492
Base chemicals	14 876	16 290	15 278
Differentiated chemicals	22 964	25 134	29 214
Chemicals Eurasia	42 017	41 684	47 256
Differentiated chemicals	42 017	41 684	47 256
Other (Technology, refinery services)⁴	1 360	1 270	1 626
Revenue from contracts with customers	247 454	273 031	289 996
Revenue from other contracts⁵	1 642	2 080	(300)
Total external turnover	249 096	275 111	289 696
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4	Relates primarily to the Gas and Fuels segments.
5

Relates mainly to the Fuels and Chemicals America segments and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil slate. The 2023 amount includes negative slate revenue due to a reduction in the slate balance as a result of an over recovery in the basic fuel price (BFP) charged to customers for that financial year.